February 5, 2001


Filed Via EDGAR (CIK #0000850650)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:  Franklin Managed Trust
           File Nos. 33-9994 and 811-4894

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of
Additional  Information  that  would  have been  filed  under  Rule
497(c) do not differ from those contained in Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 29, 2001.

Sincerely yours,

Franklin Managed Trust



/s/David P. Goss
Associate General Counsel


DPG:cd

cc:   Bruce G. Leto, Esq.